Schedule of Loans Payable (Details) (Parenthetical)							12 Months Ended
	Nov. 23, 2022 USD ($)	May 25, 2022 USD ($)	Nov. 15, 2021 USD ($)	Mar. 04, 2021 USD ($) $ / shares shares	Feb. 04, 2020 USD ($)	Aug. 02, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Nov. 23, 2022 TRY (₺)	May 25, 2022 TRY (₺)	Nov. 15, 2021 TRY (₺)	Feb. 04, 2020 TRY (₺)	Aug. 02, 2019 TRY (₺)
IfrsStatementLineItems [Line Items]
Interest rate							11.82%
Common stock, shares | shares								50,000
Expected dividend yield							0.00%	0.00%
Unsecured Loan One [member]
IfrsStatementLineItems [Line Items]
Interest rate							10.00%
Loan, maturity date							January and April 1, 2021
Principal payments							$ 135,868
Interest payments							$ 3,515
Unsecured Loan Two [member]
IfrsStatementLineItems [Line Items]
Interest rate							12.00%
Unsecured Loan Three [member]
IfrsStatementLineItems [Line Items]
Interest rate			19.44%				19.40%				19.44%
Loan, maturity date			November 15, 2024
Principal payments							$ 20,946	$ 547
Interest payments							$ 3,624	424
Principal amount			$ 25,600								₺ 350,000
Unsecured Loan Four [member]
IfrsStatementLineItems [Line Items]
Interest rate						20.50%	20.50%						20.50%
Loan, maturity date						August 2, 2022
Principal payments								16,587
Interest payments								7,921
Principal amount						$ 53,600							₺ 300,000
Unsecured Loan Five [member]
IfrsStatementLineItems [Line Items]
Interest rate					13.25%		13.25%					13.25%
Loan, maturity date					February 4, 2022
Principal payments							$ 2,888	19,542
Interest payments							$ 45	$ 1,822
Principal amount					$ 83,500							₺ 500,000
Unsecured Loan Six [member]
IfrsStatementLineItems [Line Items]
Interest rate				15.00%			15.00%
Loan received				$ 500,000
Common stock, shares | shares				1,000,000
Warrants price per share | $ / shares				$ 0.16
Fair value of warrants				$ 152,750
Expected dividend yield				0.00%
Expected volatility				229.00%
Risk-free interest rate				0.08%
Expected remaining life				2 years
Unsecured Loan Seven [Member]
IfrsStatementLineItems [Line Items]
Interest rate		45.33%					45.33%			45.33%
Loan, maturity date		May 23, 2024
Principal payments							$ 26,968
Interest payments							$ 20,636
Principal amount		$ 91,961								₺ 1,500,000
Unsecured Loan Eight [Member]
IfrsStatementLineItems [Line Items]
Interest rate	3.5944%						3.5944%		3.5944%
Loan, maturity date	November 23, 2023
Principal payments							$ 10,183
Interest payments							$ 1,607
Principal amount	$ 107,356								₺ 2,000,000